December 21, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C.20549

Re:

CCA Investments Trust, File Nos. 333-184138 and 811-22753

Dear Sir/Madam:

On behalf of CCA Investments Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of this filing is to make changes in response to comments from the SEC staff and to provide exhibits to complete the Trust’s registration statement.

If you have any questions, please contact Donald S. Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine LLP

ThompsonHine LLP

822331.28